Summary Of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Allowance For Credit Losses
Balance at December 31, 2014	$1,177,231
Provision for additional losses	83,234
Charge-offs	(54,253)
Balance at March 31, 2015	$1,206,212

	2014	2013
Balance at beginning of year	$ 949,693	$ 848,734
Provision for losses on mortgage loans receivable	227,538	100,959
Balance at end of year	$ 1,177,231	$ 949,693